Parent Company Only Condensed Financial Information - Schedule of Related Party Balances (Details) - Related Party [Member] - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Borqs HK [Member]
Amount due from (to) related parties
Amount due from (to) related parties	$ 23,505	$ 15,695
Borqs Beijing [Member]
Amount due from (to) related parties
Amount due from (to) related parties	(158)	(136)
Borqs USA [Member]
Amount due from (to) related parties
Amount due from (to) related parties	808	808
Borqs International [Member]
Amount due from (to) related parties
Amount due from (to) related parties	$ 18,636	$ 17,280